Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 5,411	$ 2,928	$ 11,993	$ 37,142